CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2016	Dec. 31, 2015
Statement of Financial Position [Abstract]
Common Stock par value	$ 0.001	$ 0.001
Common Stock Authorized	500,000,000	500,000,000
Common Stock Issued	33,612,376	22,865,623
Common Stock Outstanding	33,612,376	22,865,623